SCHEDULE I - Agilon health, inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
agilon health, inc.
(Parent Company Only)
CONDENSED BALANCE SHEETS
(in thousands, except per share data)

	June 30, 2021	December 31, 2020
	(unaudited)
ASSETS
Prepaid expenses and other current assets, net	$110	$—

Total current assets	110	—

Investment in wholly owned subsidiary	1,083,272	24,770
Loans receivable	67,828	—

Total assets	$1,151,210	$24,770

LIABILITIES, CONTINGENTLY REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Other liabilities	$763	$—

Contingently redeemable common stock, $0.01 par value: 76,201 shares issued and outstanding at December 31, 2020	—	309,500

Stockholders’ equity (deficit):
Common stock, $0.01 par value: 2,000,000 shares authorized; 390,883 and 249,374 shares issued and outstanding, respectively	3,909	2,494
Additional paid-in capital	2,011,651	263,966
Accumulated deficit	(865,113)	(551,190)

Total stockholders’ equity (deficit)	1,150,447	(284,730)

Total liabilities, contingently redeemable common stock and stockholders’ equity (deficit)	$1,151,210	$24,770

CONDENSED STATEMENT OF OPERATIONS
(in thousands)
(unaudited)

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Equity in net income (loss) of subsidiary	$(298,955)	$(7,911)	$(314,033)	$(24,010)
Interest income	110	—	110	—

Net income (loss) attributable to common shares	$(298,845)	$(7,911)	$(313,923)	$(24,010)

NOTES TO CONDENSED FINANCIAL STATEMENTS
(Unaudited)
NOTE 1. Description of Agilon Health Topco, Inc.
agilon health, inc. (“Parent”) was incorporated in Delaware and indirectly owns 100% of the equity interest in agilon health management, inc. (“agilon”). Parent has no significant operations or assets other than its indirect ownership of the equity of agilon. Accordingly, Parent is dependent upon distributions from agilon to fund its obligations. However, under the terms of the agreements governing agilon’s borrowings, agilon’s ability to pay dividends or lend to Parent is restricted. While certain exceptions to the paying of dividends or lending funds restrictions exist, these restrictions have resulted in the restricted net assets (as defined in Rule
4-08(e)(3)
of Regulation
S-X)
of Parent’s subsidiaries exceeding 25% of the consolidated net assets of Parent and its subsidiaries. agilon has no obligation to pay dividends to Parent.
A condensed statement of cash flows has not been presented, as agilon health, inc. did not have any cash as of, or for the six months ended June 30, 2021 and 2020, see Note 3 to the for issuances of common stock.
NOTE 2. Basis of Presentation
The accompanying condensed Parent-only financial statements include the amounts of Parent and its investment in agilon under the equity method, and do not present the financial statements of Parent and agilon on a consolidated basis. Under the equity method, Parent’s investment in agilon is stated at cost plus contributions and equity in undistributed income (loss) of agilon less distributions received since the date of acquisition.
These condensed Parent-only financial statements have been prepared using the same accounting principles and policies described in the notes to the agilon health, inc. consolidated financial statements, with the only exception being that Parent accounts for its subsidiaries using the equity method. These condensed Parent-only financial statements should be read in conjunction with the agilon health, inc. consolidated financial statements and their accompanying notes.
NOTE 3. Equity
A discussion of Parent’s contingently redeemable common stock and stockholders’ equity activities for the three and six months ended June 30, 2021 and 2020 can be found in Note 9 in “Notes to the Condensed Consolidated Financial Statements” of the condensed interim consolidated financial statements of agilon health, inc.
There were no cash dividends paid to Parent from agilon’s consolidated subsidiaries for the six months ended June 30, 2021 and 2020.

agilon health, inc.
(Parent Company Only)
CONDENSED BALANCE SHEETS
(in thousands, except per share data)

	December 31,
	2020	2019
ASSETS
Investment in wholly owned subsidiary	$24,770	$50,472

Total assets	$24,770	$50,472

LIABILITIES, CONTINGENTLY REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts payable and accrued expenses	$—	$1,500

Total liabilities	—	1,500

Contingently redeemable common stock, 76,201 and 69,860 shares issued and outstanding, respectively	309,500	281,000

Stockholders’ equity (deficit):
Common stock, $0.01 par value: 500,000 shares authorized; 249,374 and 246,743 shares issued and outstanding, respectively	2,494	2,467
Additional paid-in capital	263,966	256,643
Accumulated defici t	(551,190)	(491,138)

Total stockholders’ equity (deficit)	(284,730)	(232,028)

Total liabilities, contingently redeemable common stock and stockholders’ equity (deficit)	$24,770	$50,472

CONDENSED STATEMENTS OF OPERATIONS
(in thousands)

	Year Ended December 31,
	2020	2019	2018
Equity in net income (loss) of subsidiary	$(60,052)	$(282,588)	$(146,926)

Net income (loss) attributable to common shares	$(60,052)	$(282,588)	$(146,926)

NOTES TO CONDENSED FINANCIAL STATEMENTS
NOTE 1. Description of agilon health, inc.

agilon health, inc., formerly Agilon Health Topco, Inc., (“Parent”) was incorporated in Delaware and indirectly owns

100
% of the equity interest in agilon health management, inc. (“agilon”). Parent has no significant operations or assets other than its indirect ownership of the equity of agilon. Accordingly, Parent is dependent upon distributions from agilon to fund its obligations. However, under the terms of the agreements governing agilon’s borrowings, agilon’s ability to pay dividends or lend to Parent is restricted. While certain exceptions to the paying of dividends or lending funds restrictions exist, these restrictions have resulted in the restricted net assets (as defined in Rule
4-08(e)(3)
of Regulation
S-X)
of Parent’s subsidiaries exceeding
25
% of the consolidated net assets of Parent and its subsidiaries. agilon has no obligation to pay dividends to Parent.
Condensed statements of cash flows have not been presented, as agilon health, inc. did not have any cash as of, or for the years ended December 31, 2020, 2019, and 2018; see Note 3 for issuance of common stock.
NOTE 2. Basis of Presentation

The accompanying condensed Parent-only financial statements include the amounts of Parent and its investment in agilon under the equity method, and do not present the financial statements of Parent and agilon on a consolidated basis. Under the equity method, Parent’s investment in agilon is stated at cost plus contributions and equity in undistributed income (loss) of agilon less distributions received since the date of acquisition.
These condensed Parent-only financial statements have been prepared using the same accounting principles and policies described in the notes to the agilon health, inc. consolidated financial statements, with the only exception being that Parent accounts for its subsidiaries using the equity method. These condensed Parent-only financial statements should be read in conjunction with the agilon health, inc. consolidated financial statements and their accompanying notes.
NOTE 3. Equity

A discussion of Parent’s contingently redeemable common stock and stockholders’ equity activities for the years ended December 31, 2020, 2019, and 2018 can be found in Note 12 in “Notes to the Consolidated Financial Statements” of the consolidated financial statements of agilon health, inc.
There were no
cash dividends paid to Parent from agilon’s consolidated subsidiaries for the years ended December 31, 2020, 2019, and 2018.
Supplemental Cash Flow Information
In August 2020, $1.5 million in Parent’s common stock was used to settle incentive compensation obligations from 2019. In April 2019, $5.0 million in Parent’s common stock was used to settle incentive compensation obligations from 2018. As of December 31, 2019, the incentive compensation was recorded in accounts payable and accrued expenses.
NOTE 4. Stock Incentive Plan

A discussion of Parent’s Stock Incentive Plan for the years ended December 31, 2020, 2019 and 2018 can be found in Note 13 in the section, “Notes to the Consolidated Financial Statements” of the consolidated financial statements of agilon health, inc.